Cover	Oct. 14, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 14, 2026
Entity File Number	001-42836
Entity Registrant Name	Gemini Space Station, Inc.
Entity Central Index Key	0002055592
Entity Tax Identification Number	33-3263417
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	600 Third Avenue, 2nd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10016
City Area Code	646
Local Phone Number	751-4401
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, $0.001 par value per share
Trading Symbol	GEMI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false